Jeremy D. Franklin Vice President, Associate General Counsel 8500 Andrew Carnegie Blvd Charlotte, NC 28262 T 704.988.4101 jeremy.franklin@nuveen.com

October 1, 2019

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectuses for the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds and TIAA-CREF Managed Allocation Fund (collectively, the “Prospectuses”) and the form of Statement of Additional Information for the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds, TIAA-CREF Managed Allocation Fund and TIAA-CREF Lifestyle Funds (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on September 26, 2019.

Please contact the undersigned at (704) 988-4101 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin